Cover Page	Oct. 27, 2026	Jul. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Welltower Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8923
Entity Tax Identification Number	34-1096634
Entity Address, Address Line One	4500 Dorr Street
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
City Area Code	419
Local Phone Number	247-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000766704
Amendment Flag	false
Common stock, $1.00 par value per share
Document Information [Line Items]
Title of 12(b) Security		Common stock, $1.00 par value per share
Trading Symbol		WELL
Security Exchange Name		NYSE
Guarantee of 4.800% Notes due 2028 issued by Welltower OP LLC
Document Information [Line Items]
Title of 12(b) Security		Guarantee of 4.800% Notes due 2028 issued by Welltower OP LLC
Trading Symbol		WELL/28
Security Exchange Name		NYSE
Guarantee of 4.500% Notes due 2034 issued by Welltower OP LLC
Document Information [Line Items]
Title of 12(b) Security		Guarantee of 4.500% Notes due 2034 issued by Welltower OP LLC
Trading Symbol		WELL/34
Security Exchange Name		NYSE